Short-term investments	6 Months Ended
Jun. 30, 2022
Short-Term Investments [Abstract]
Short-term investments
Note 3: Short-term investments
The Company holds investments in marketable securities with the intention of selling these investments within a relatively short period of time
(3-6
months). At June 30, 2022, our investments were comprised of bonds held for trading purposes. As such, gains or losses from holding or trading these securities are recognized in the Statements of Income.